UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	11/30/25

Item 1. Reports to Stockholders.

(a)

Zacks All-Cap Core Fund

Institutional Class (CZOVX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.00%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), the Zacks All-Cap Core Fund returned 11.36% versus 13.59% for the Russell 3000 benchmark, trailing by -2.23%. Attribution indicates the performance gap was driven primarily by stock selection (-2.02%), partially offset by sector allocation (+0.85%) for a net attribution active return of -1.17%; the remaining difference largely reflects fees/expenses and residual effects.

The detailed attribution analysis showed that sector results were mixed. Industrials was a key positive contributor (+0.45% active), supported by strong stock selection (+0.49% selection effect). Financial Services also contributed (+0.17% active), driven mainly by positive selection (+0.20%). Communication Services added modestly (+0.16% active) as favorable allocation outweighed slightly negative selection. In contrast, Technology was the primary headwind (-2.01% active), reflecting a combination of a modest underweight (allocation effect -0.07%) and significant negative stock selection (-1.94%). Other smaller drags included Consumer Defensive (-0.16%) and Energy (-0.06%), while Real Estate (+0.17%) benefited primarily from allocation.

At the security level, the strongest stock-selection contributors included Caterpillar (+0.48%), Robinhood (+0.40%), Cardinal Health (+0.30%), Alphabet Class A (+0.29%), and Fabrinet (+0.27%). The largest detractors were driven by missed exposure to high performers and weaker outcomes in select holdings, led by an underweight to Broadcom (-1.11%), Synopsys (-0.61%), and an underweight to Alphabet Class C (-0.49%), along with detractors such as T-Mobile (-0.41%) and Accenture (-0.31%).

In absolute terms, the portfolio’s gains were led by Alphabet Class A (2.31% contribution), NVIDIA (1.57%), Apple (0.82%), Caterpillar (0.73%), and Broadcom (0.58%), with additional support from Alphabet Class C (0.57%) and Microsoft (0.56%). The largest absolute detractors included UnitedHealth (-0.82%), Synopsys (-0.37%), Manhattan Associates (-0.29%), Accenture (-0.28%), and Fiserv (-0.27%).

The Zacks All-Cap Core Fund is designed to provide diversified U.S. equity exposure across market capitalizations while seeking to add value through disciplined security selection and balanced sector positioning. Over the period, allocation effects were modestly favorable, but relative performance was constrained by selection—most notably within Technology—underscoring the importance of maintaining broad diversification while actively managing both exposure and security-level risk.

Looking ahead, we expect dispersion across companies and sectors to remain elevated, which can create opportunities for active security selection. We will continue to emphasize risk-aware portfolio construction and disciplined decision-making, with the objective of improving selection outcomes while maintaining diversified all-cap exposure over a full market cycle.

*The Morningstar report for attribution analysis utilizes the iShares Russell 3000 ETF as a proxy for the Russell 3000 Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Zacks All-Cap Core Fund - Institutional	Russell 3000® Index
Nov-2015	$10,000	$10,000
Nov-2016	$10,392	$10,831
Nov-2017	$12,775	$13,243
Nov-2018	$13,342	$13,975
Nov-2019	$15,353	$16,140
Nov-2020	$17,477	$19,210
Nov-2021	$22,466	$24,270
Nov-2022	$20,347	$21,648
Nov-2023	$22,635	$24,378
Nov-2024	$30,776	$32,784
Nov-2025	$34,273	$37,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks All-Cap Core Fund - Institutional	11.36%	14.42%	13.11%
Russell 3000® Index	13.59%	14.15%	14.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$35,964,903
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$164,619
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.0%
Financials
13.1%
Communications
12.9%
Health Care
12.1%
Industrials
9.6%
Consumer Discretionary
8.9%
Consumer Staples
4.8%
Energy
2.6%
Utilities
2.4%
Money Market Funds
1.7%
Real Estate
1.0%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.0%
Money Market Funds	1.7%
Utilities	2.4%
Energy	2.6%
Consumer Staples	4.8%
Consumer Discretionary	8.9%
Industrials	9.6%
Health Care	12.1%
Communications	12.9%
Financials	13.1%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Apple, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Microsoft Corporation	3.7%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	3.1%
Caterpillar, Inc.	2.1%
Broadcom, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Walmart, Inc.	1.8%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks All-Cap Core Fund - Institutional (CZOVX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-CZOVX

Zacks Dividend Fund

Institutional Class (ZDIIX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.05%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), Zacks Dividend Institutional returned 8.21% versus 7.25% for the Russell 1000 Value Index, outperforming by +0.96%. Attribution indicates that excess return was driven primarily by security selection (+1.95%), while sector allocation was essentially neutral (-0.01%); the remainder reflects fees and residual effects.

Sector results were mixed but favorable overall. Technology (+1.58%) and Industrials (+1.43%) were the largest contributors to relative performance, reflecting strong stock selection in both sectors. Healthcare (+0.61%) and Consumer Defensive (+0.53%) also added value. The main headwinds came from Communication Services (-1.20%), driven largely by negative selection, alongside smaller drags from Financial Services (-0.38%), Basic Materials (-0.28%), and Utilities (-0.26%).

At the security level, the largest positive active contributors were led by Broadcom (+1.24% selection effect), followed by Caterpillar (+0.48%), Parker Hannifin (+0.36%), and Bank of New York Mellon (+0.36%), with additional support from Cummins (+0.35%), AbbVie (+0.34%), and JPMorgan (+0.31%). The largest detractors were driven by underweights to strong performers, most notably Micron (-0.55%) and Alphabet Class C (-0.50%), as well as weaker relative outcomes in MetLife (-0.40%), Home Depot (-0.39%), Prudential (-0.38%), and select Communication Services holdings such as Comcast (-0.32%) and Verizon (-0.27%).

In absolute terms, portfolio gains were led by Broadcom (1.39% contribution), JPMorgan (1.26%), Caterpillar (0.91%), Alphabet Class A (0.76%), and Johnson & Johnson (0.75%). The largest absolute detractors included UnitedHealth (-0.64%), Procter & Gamble (-0.44%), Home Depot (-0.42%), Comcast (-0.40%), and Dow (-0.33%).

Zacks Dividend Institutional is designed to provide dividend-oriented equity exposure while maintaining disciplined portfolio construction. In this fiscal year, results reflected a market environment where stock selection—particularly within Technology and Industrials—was the primary driver of outperformance, while allocation effects played a limited role. Going forward, we believe focusing on dividend-oriented companies with durable business models and shareholder-return characteristics can help support more resilient outcomes across market cycles, especially as leadership broadens and investors reprice earnings durability and cash-flow quality.

*The Morningstar report for attribution analysis utilizes the iShares Russell 1000 Value ETF as a proxy for the Russell 1000 Value Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Dividend Fund - Institutional Class
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$34,143
$23,221
$22,872
Jan-2017
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Zacks Dividend Fund - Institutional Class	Russell 1000® Index	Russell 1000® Value Index
Jan-2017	$10,000	$10,000	$10,000
Nov-2017	$11,457	$11,797	$11,124
Nov-2018	$11,963	$12,496	$11,453
Nov-2019	$13,403	$14,509	$12,750
Nov-2020	$13,283	$17,324	$12,970
Nov-2021	$16,027	$21,945	$15,855
Nov-2022	$17,082	$19,607	$16,240
Nov-2023	$16,589	$22,266	$16,460
Nov-2024	$21,459	$29,927	$21,326
Nov-2025	$23,221	$34,143	$22,872

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 31, 2017)
Zacks Dividend Fund - Institutional Class	8.21%	11.82%	10.01%
Russell 1000® Index	14.09%	14.53%	14.92%
Russell 1000® Value Index	7.25%	12.01%	9.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$132,580,069
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$888,246
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 22.2%
Industrials 14.9%
Health Care 13.0%
Technology 12.1%
Consumer Staples 10.8%
Communications 7.0%
Energy 6.1%
Consumer Discretionary 4.9%
Real Estate 4.9%
Utilities 3.2%
Money Market Funds 0.6%
Materials 0.3%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Money Market Funds	0.6%
Utilities	3.2%
Real Estate	4.9%
Consumer Discretionary	4.9%
Energy	6.1%
Communications	7.0%
Consumer Staples	10.8%
Technology	12.1%
Health Care	13.0%
Industrials	14.9%
Financials	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.5%
Parker-Hannifin Corporation	3.2%
Caterpillar, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Cisco Systems, Inc.	2.7%
Walmart, Inc.	2.6%
Johnson & Johnson	2.6%
Microsoft Corporation	2.4%
Blackrock, Inc.	2.4%
Philip Morris International, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Dividend Fund - Institutional Class (ZDIIX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ZDIIX

Zacks Dividend Fund

Investor Class (ZDIVX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), Zacks Dividend Investor returned 8.02% versus 7.25% for the Russell 1000 Value Index, outperforming by +0.77%. Attribution indicates that excess return was driven primarily by security selection (+1.95%), while sector allocation was essentially neutral (-0.01%); the remainder reflects fees and residual effects.

Sector results were mixed but favorable overall. Technology (+1.58%) and Industrials (+1.43%) were the largest contributors to relative performance, reflecting strong stock selection in both sectors. Healthcare (+0.61%) and Consumer Defensive (+0.53%) also added value. The main headwinds came from Communication Services (-1.20%), driven largely by negative selection, alongside smaller drags from Financial Services (-0.38%), Basic Materials (-0.28%), and Utilities (-0.26%).

At the security level, the largest positive active contributors were led by Broadcom (+1.24% selection effect), followed by Caterpillar (+0.48%), Parker Hannifin (+0.36%), and Bank of New York Mellon (+0.36%), with additional support from Cummins (+0.35%), AbbVie (+0.34%), and JPMorgan (+0.31%). The largest detractors were driven by underweights to strong performers, most notably Micron (-0.55%) and Alphabet Class C (-0.50%), as well as weaker relative outcomes in MetLife (-0.40%), Home Depot (-0.39%), Prudential (-0.38%), and select Communication Services holdings such as Comcast (-0.32%) and Verizon (-0.27%).

In absolute terms, portfolio gains were led by Broadcom (1.39% contribution), JPMorgan (1.26%), Caterpillar (0.91%), Alphabet Class A (0.76%), and Johnson & Johnson (0.75%). The largest absolute detractors included UnitedHealth (-0.64%), Procter & Gamble (-0.44%), Home Depot (-0.42%), Comcast (-0.40%), and Dow (-0.33%).

Zacks Dividend Investor is designed to provide dividend-oriented equity exposure while maintaining disciplined portfolio construction. In this fiscal year, results reflected a market environment where stock selection—particularly within Technology and Industrials—was the primary driver of outperformance, while allocation effects played a limited role. Going forward, we believe focusing on dividend-oriented companies with durable business models and shareholder-return characteristics can help support more resilient outcomes across market cycles, especially as leadership broadens and investors reprice earnings durability and cash-flow quality.

*The Morningstar report for attribution analysis utilizes the iShares Russell 1000 Value ETF as a proxy for the Russell 1000 Value Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Dividend Fund - Investor Class
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$38,325
$26,448
$26,131
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Zacks Dividend Fund - Investor Class	Russell 1000® Index	Russell 1000® Value Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$11,050	$10,801	$11,202
Nov-2017	$12,993	$13,243	$12,863
Nov-2018	$13,534	$14,027	$13,243
Nov-2019	$15,119	$16,286	$14,744
Nov-2020	$14,952	$19,447	$14,998
Nov-2021	$17,995	$24,633	$18,334
Nov-2022	$19,302	$22,008	$18,779
Nov-2023	$18,746	$24,994	$19,033
Nov-2024	$24,191	$33,593	$24,660
Nov-2025	$26,131	$38,325	$26,448

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Dividend Fund - Investor Class	8.02%	11.81%	10.08%
Russell 1000® Index	14.09%	14.53%	14.38%
Russell 1000® Value Index	7.25%	12.01%	10.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$132,580,069
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$888,246
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Money Market Funds	0.6%
Utilities	3.2%
Real Estate	4.9%
Consumer Discretionary	4.9%
Energy	6.1%
Communications	7.0%
Consumer Staples	10.8%
Technology	12.1%
Health Care	13.0%
Industrials	14.9%
Financials	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.5%
Parker-Hannifin Corporation	3.2%
Caterpillar, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Cisco Systems, Inc.	2.7%
Walmart, Inc.	2.6%
Johnson & Johnson	2.6%
Microsoft Corporation	2.4%
Blackrock, Inc.	2.4%
Philip Morris International, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Dividend Fund - Investor Class (ZDIVX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ZDIVX

Zacks Small-Cap Core Fund

Institutional Class (ZSCIX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$114	1.14%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), Zacks Small-Cap Core Institutional returned 0.43% versus 2.70% for the Russell 2000 Index, underperforming by -2.27%. Attribution indicates the shortfall was driven by a combination of sector allocation (-1.10%) and stock selection (-1.99%), for a total attribution active return of -3.09%; the remaining difference largely reflects fees/expenses and residual effects.

The detailed attribution analysis showed mixed sector results. Basic Materials and Financial Services were among the more favorable areas on an active basis, supported by positive stock selection (Basic Materials selection +0.46%; Financial Services selection +0.73%). However, the largest headwinds came from Healthcare (-1.62% active)—driven primarily by an underweight to a strong benchmark sector (allocation -1.11%)—and Real Estate (-1.00% active), where negative selection (-1.05%) dominated. Technology (-0.24% active) also detracted, reflecting modestly positive allocation (+0.12%) but weaker selection (-0.35%). Overall, the portfolio’s sector positioning and selection outcomes did not align as effectively with benchmark leadership during the period.

At the security level, the strongest selection contributors included Comfort Systems USA (+1.43%), Allient (+1.16%), and ProAssurance (+0.82%), reflecting meaningful company-level outperformance versus sector/benchmark alternatives. The largest detractors were driven by missed exposure to outsized benchmark winners and weaker outcomes in select holdings, led by an underweight to Bloom Energy (-0.95%) and Credo Technology (-0.65%), along with negative selection in UniFirst (-0.80%) and AAON (-0.69%).

In absolute terms, portfolio gains were led by Comfort Systems USA (1.56% contribution), Allient (1.29%), Carpenter Technology (0.97%), Hecla Mining (0.93%), and Phibro Animal Health (0.68%). The largest absolute detractors included AAON (-0.85%), PROG Holdings (-0.82%), Virtus Investment Partners (-0.77%), Intapp (-0.49%), and Powell Industries (-0.49%).

Zacks Small-Cap Core Institutional is designed to provide diversified small-cap equity exposure while seeking to add value through disciplined security selection and risk-aware portfolio construction. In this fiscal year, relative performance was constrained by a combination of allocation headwinds—most notably in Healthcare—and negative selection in key areas such as Real Estate and Technology. Going forward, we will continue to emphasize fundamental quality and disciplined valuations while refining sector exposures and selection decisions to improve consistency of outcomes across market environments.

*The Morningstar report for attribution analysis utilizes the iShares Russell 2000 ETF as a proxy for the Russell 2000 Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Institutional
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,239
$22,514
$20,870
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Zacks Small-Cap Core Fund - Institutional	Russell 2000® Index	Russell 3000® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$11,098	$11,037	$10,831
Nov-2017	$13,614	$12,888	$13,243
Nov-2018	$13,054	$12,797	$13,975
Nov-2019	$14,071	$13,559	$16,140
Nov-2020	$12,905	$15,189	$19,210
Nov-2021	$17,624	$18,353	$24,270
Nov-2022	$17,136	$15,746	$21,648
Nov-2023	$17,256	$15,099	$24,378
Nov-2024	$22,418	$20,321	$32,784
Nov-2025	$22,514	$20,870	$37,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Institutional	0.43%	11.77%	8.45%
Russell 2000® Index	2.70%	6.56%	7.63%
Russell 3000® Index	13.59%	14.15%	14.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$29,879,450
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$159,005
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
30.1%
Industrials
28.9%
Technology
13.4%
Health Care
7.4%
Materials
6.0%
Real Estate
3.2%
Consumer Discretionary
2.5%
Consumer Staples
2.3%
Communications
2.1%
Energy
1.4%
Money Market Funds
1.4%
Utilities
1.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.4%
Money Market Funds	1.4%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.3%
Consumer Discretionary	2.5%
Real Estate	3.2%
Materials	6.0%
Health Care	7.4%
Technology	13.4%
Industrials	28.9%
Financials	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Great Lakes Dredge & Dock Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
CS Disco, Inc.	2.0%
California BanCorporation	2.0%
Ponce Financial Group, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Carpenter Technology Corporation	1.9%
Aveanna Healthcare Holdings, Inc.	1.9%
United Fire Group, Inc.	1.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Small-Cap Core Fund - Insitutional (ZSCIX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ZSCIX

Zacks Small-Cap Core Fund

Investor Class (ZSCCX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	1.39%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), Zacks Small-Cap Core Investor returned 0.15% versus 2.70% for the Russell 2000 Index, underperforming by -2.55%. Attribution indicates the shortfall was driven by a combination of sector allocation (-1.10%) and stock selection (-1.99%), for a total attribution active return of -3.09%; the remaining difference largely reflects fees/expenses and residual effects.

The detailed attribution analysis showed mixed sector results. Basic Materials and Financial Services were among the more favorable areas on an active basis, supported by positive stock selection (Basic Materials selection +0.46%; Financial Services selection +0.73%). However, the largest headwinds came from Healthcare (-1.62% active)—driven primarily by an underweight to a strong benchmark sector (allocation -1.11%)—and Real Estate (-1.00% active), where negative selection (-1.05%) dominated. Technology (-0.24% active) also detracted, reflecting modestly positive allocation (+0.12%) but weaker selection (-0.35%). Overall, the portfolio’s sector positioning and selection outcomes did not align as effectively with benchmark leadership during the period.

At the security level, the strongest selection contributors included Comfort Systems USA (+1.43%), Allient (+1.16%), and ProAssurance (+0.82%), reflecting meaningful company-level outperformance versus sector/benchmark alternatives. The largest detractors were driven by missed exposure to outsized benchmark winners and weaker outcomes in select holdings, led by an underweight to Bloom Energy (-0.95%) and Credo Technology (-0.65%), along with negative selection in UniFirst (-0.80%) and AAON (-0.69%).

In absolute terms, portfolio gains were led by Comfort Systems USA (1.56% contribution), Allient (1.29%), Carpenter Technology (0.97%), Hecla Mining (0.93%), and Phibro Animal Health (0.68%). The largest absolute detractors included AAON (-0.85%), PROG Holdings (-0.82%), Virtus Investment Partners (-0.77%), Intapp (-0.49%), and Powell Industries (-0.49%).

Zacks Small-Cap Core Investor is designed to provide diversified small-cap equity exposure while seeking to add value through disciplined security selection and risk-aware portfolio construction. In this fiscal year, relative performance was constrained by a combination of allocation headwinds—most notably in Healthcare—and negative selection in key areas such as Real Estate and Technology. Going forward, we will continue to emphasize fundamental quality and disciplined valuations while refining sector exposures and selection decisions to improve consistency of outcomes across market environments.

*The Morningstar report for attribution analysis utilizes the iShares Russell 2000 ETF as a proxy for the Russell 2000 Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Investor
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,239
$21,931
$20,870
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Zacks Small-Cap Core Fund - Investor	Russell 2000® Index	Russell 3000® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$11,057	$11,037	$10,831
Nov-2017	$13,535	$12,888	$13,243
Nov-2018	$12,944	$12,797	$13,975
Nov-2019	$13,921	$13,559	$16,140
Nov-2020	$12,732	$15,189	$19,210
Nov-2021	$17,345	$18,353	$24,270
Nov-2022	$16,823	$15,746	$21,648
Nov-2023	$16,894	$15,099	$24,378
Nov-2024	$21,899	$20,321	$32,784
Nov-2025	$21,931	$20,870	$37,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Investor	0.15%	11.49%	8.17%
Russell 2000® Index	2.70%	6.56%	7.63%
Russell 3000® Index	13.59%	14.15%	14.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$29,879,450
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$159,005
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.4%
Money Market Funds	1.4%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.3%
Consumer Discretionary	2.5%
Real Estate	3.2%
Materials	6.0%
Health Care	7.4%
Technology	13.4%
Industrials	28.9%
Financials	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Great Lakes Dredge & Dock Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
CS Disco, Inc.	2.0%
California BanCorporation	2.0%
Ponce Financial Group, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Carpenter Technology Corporation	1.9%
Aveanna Healthcare Holdings, Inc.	1.9%
United Fire Group, Inc.	1.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Small-Cap Core Fund - Investor Class (ZSCCX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ZSCCX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stuart Kaufman is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees
2025 - $42,000
2024 - $50,500

(b)	Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2025 – None
2024 – None

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $9,000
2024 - $9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2025 – None
2024 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(2)	Percentages of Services Approved by the Audit Committee - There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	2025	2024
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $9,000
2024 - $9,000

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks All-Cap Core Fund
Institutional Class Shares – CZOVX

Zacks Small-Cap Core Fund
Investor Class Shares – ZSCCX
Institutional Class Shares - ZSCIX

Zacks Dividend Fund
Investor Class Shares – ZDIVX
Institutional Class Shares - ZDIIX

Annual Financial Statements and Additional Information

November 30, 2025

1-888-775-8351

www.zacksfunds.com

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 2.0%
551	General Dynamics Corporation	$188,238
848	Howmet Aerospace, Inc.	173,492
2,020	RTX Corporation	353,319
		715,049
	ASSET MANAGEMENT - 2.0%
685	Ameriprise Financial, Inc.	312,182
151	Blackrock, Inc.	158,142
1,965	Robinhood Markets, Inc., Class A(a)	252,483
		722,807
	AUTOMOTIVE - 0.9%
763	Tesla, Inc.(a)	328,220

	BANKING - 4.6%
7,292	Bank of America Corporation	391,216
2,220	JPMorgan Chase & Company	695,038
1,038	PNC Financial Services Group, Inc. (The)	197,967
5,741	Truist Financial Corporation	266,957
1,017	Wintrust Financial Corporation	136,298
		1,687,476
	BEVERAGES - 0.8%
1,952	PepsiCo, Inc.	290,340

	BIOTECH & PHARMA - 7.4%
1,906	AbbVie, Inc.	433,996
823	Amgen, Inc.	284,314
2,310	Bristol-Myers Squibb Company	113,652
557	Eli Lilly & Company	599,037
2,136	Gilead Sciences, Inc.	268,794
1,665	Johnson & Johnson	344,522
2,215	Merck & Company, Inc.	232,198
4,839	Pfizer, Inc.	124,556
543	Vertex Pharmaceuticals, Inc.(a)	235,450
		2,636,519

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9%
1,873	Cintas Corporation	$348,416
1,573	Republic Services, Inc.	341,435
		689,851
	CONSUMER FINANCE - 1.8%
1,730	American Express Company	631,917

	DIVERSIFIED INDUSTRIALS - 0.5%
1,482	Emerson Electric Company	197,669

	E-COMMERCE DISCRETIONARY - 3.1%
4,777	Amazon.com, Inc.(a)	1,114,091

	ELECTRIC UTILITIES - 1.7%
3,339	American Electric Power Company, Inc.	413,268
2,161	Southern Company	196,910
		610,178
	ELECTRICAL EQUIPMENT - 1.1%
950	Amphenol Corporation, Class A	133,855
3,964	Mirion Technologies, Inc.(a)	103,143
960	Vertiv Holdings Company, Class A	172,541
		409,539
	ENGINEERING & CONSTRUCTION - 1.4%
815	EMCOR Group, Inc.	501,282

	FOOD - 0.7%
1,350	Hershey Company (The)	253,908

	GAS & WATER UTILITIES - 0.7%
1,239	American Water Works Company, Inc.	161,157
2,361	NiSource, Inc.	104,191
		265,348
	HEALTH CARE FACILITIES & SERVICES - 2.3%
1,793	Cardinal Health, Inc.	380,583
695	Labcorp Holdings, Inc.	186,802

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.3% (Continued)
803	UnitedHealth Group, Inc.	$264,805
		832,190
	HOME CONSTRUCTION - 0.6%
1,801	PulteGroup, Inc.	229,069

	HOUSEHOLD PRODUCTS - 1.3%
3,071	Procter & Gamble Company (The)	454,999

	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	129,301

	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,065	Fastenal Company	83,426

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,853	Nasdaq, Inc.	168,475

	INSURANCE - 3.7%
512	Assurant, Inc.	116,818
3,022	Hartford Insurance Group, Inc. (The)	414,105
1,780	Marsh & McLennan Companies, Inc.	326,541
3,218	MetLife, Inc.	246,370
2,829	W R Berkley Corporation	219,785
		1,323,619
	INTERNET MEDIA & SERVICES - 12.1%
5,048	Alphabet, Inc., Class A	1,616,269
1,244	Alphabet, Inc., Class C	398,229
1,853	Meta Platforms, Inc., Class A	1,200,651
5,120	Netflix, Inc.(a)	550,810
643	Spotify Technology S.A.(a)	385,073
2,076	Uber Technologies, Inc.(a)	181,733
		4,332,765
	LEISURE FACILITIES & SERVICES - 2.1%
900	Marriott International Inc, Class A	274,311

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1% (Continued)
613	McDonald’s Corporation	$191,146
741	Royal Caribbean Cruises Ltd.	197,291
1,173	Starbucks Corporation	102,180
		764,928
	MACHINERY - 2.5%
1,319	Caterpillar, Inc.	759,427
3,737	Mueller Water Products, Inc., Class A - Series A	90,585
		850,012
	MEDICAL EQUIPMENT & DEVICES - 2.4%
1,821	Abbott Laboratories	234,727
2,140	Boston Scientific Corporation(a)	217,381
530	Stryker Corporation	196,725
373	Thermo Fisher Scientific, Inc.	220,380
		869,213
	OFFICE REIT - 0.3%
1,552	BXP, Inc.	112,303

	OIL & GAS PRODUCERS - 2.6%
2,679	Chevron Corporation	404,878
2,786	ConocoPhillips	247,090
2,311	Exxon Mobil Corporation	267,891
		919,859
	RESIDENTIAL REIT - 0.3%
943	Mid-America Apartment Communities, Inc.	128,144

	RETAIL - CONSUMER STAPLES - 2.0%
1,070	BJ’s Wholesale Club Holdings, Inc.(a)	95,476
5,777	Walmart, Inc.	638,417
		733,893
	RETAIL - DISCRETIONARY - 2.2%
1,226	Home Depot, Inc. (The)	437,584
2,216	TJX Companies, Inc. (The)	336,655
		774,239

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SEMICONDUCTORS - 11.9%
1,782	Advanced Micro Devices, Inc.(a)	$387,638
911	Analog Devices, Inc.	241,725
1,014	Applied Materials, Inc.	255,782
993	Axcelis Technologies, Inc.(a)	82,191
1,725	Broadcom, Inc.	695,106
2,803	Intel Corporation(a)	113,690
1,162	Lam Research Corporation	181,272
13,088	NVIDIA Corporation	2,316,576
		4,273,980
	SOFTWARE - 8.6%
865	Cadence Design Systems, Inc.(a)	269,742
374	Intuit, Inc.	237,146
2,689	Microsoft Corporation	1,323,014
848	Okta, Inc.(a)	68,120
752	Oracle Corporation	151,866
859	Palantir Technologies, Inc., Class A(a)	144,699
1,099	Palo Alto Networks, Inc.(a)	208,953
740	Salesforce, Inc.	170,600
993	Twilio, Inc., Class A(a)	128,782
8,012	UiPath, Inc., Class A(a)	111,046
1,271	Zoom Video Communications, Inc.(a)	107,984
731	Zscaler, Inc.(a)	183,847
		3,105,799
	SPECIALTY FINANCE - 0.5%
878	Capital One Financial Corporation	192,343

	TECHNOLOGY HARDWARE - 7.8%
5,978	Apple, Inc.	1,666,964
998	Arista Networks, Inc.(a)	130,419
3,887	Cisco Systems, Inc.	299,066
3,000	Corning, Inc.	252,600
539	Fabrinet(a)	247,622
2,335	Pure Storage, Inc., Class A(a)	207,722
		2,804,393

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 2.7%
850	Accenture PLC, Class A	$212,500
713	International Business Machines Corporation	220,018
857	Leidos Holdings, Inc.	163,773
549	Moody’s Corporation	269,437
2,987	Toast, Inc., Class A(a)	102,126
		967,854
	TELECOMMUNICATIONS - 0.8%
1,414	T-Mobile US, Inc.	295,540

	TOTAL COMMON STOCKS (Cost $19,005,655)	35,400,538

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
606,192	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.83% (Cost $606,192)(b)	606,192

	TOTAL INVESTMENTS - 100.1% (Cost $19,611,847)	$36,006,730
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(41,827)
	NET ASSETS - 100.0%	$35,964,903

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 1.5%
1,890	Moog, Inc., Class A	$434,095

	ASSET MANAGEMENT - 0.1%
480	F&G Annuities & Life, Inc.	15,509

	BANKING - 21.2%
8,881	1st Source Corporation	554,530
2,684	Bank of NT Butterfield & Son Ltd. (The)	124,645
4,928	Bank7 Corporation	204,167
2,312	Byline Bancorp, Inc.	64,551
30,618	California BanCorporation(a)	594,294
9,943	Capital City Bank Group, Inc.	416,811
20,696	Community West Bancshares	468,764
4,323	FB Financial Corporation	241,483
3,223	Five Star Bancorp	111,161
22,009	HBT Financial, Inc.	532,618
7,139	HomeTrust Bancshares, Inc.	292,770
6,380	Horizon Bancorp, Inc.	109,353
10,433	Independent Bank Corp	340,637
6,923	Mercantile Bank Corporation	318,320
37,246	Ponce Financial Group, Inc.(a)	593,701
25,613	Shore Bancshares, Inc.	447,459
3,510	Sierra Bancorp	109,021
14,192	SmartFinancial, Inc.	514,602
5,372	Southern Missouri Bancorp, Inc.	302,390
		6,341,277
	BIOTECH & PHARMA - 3.4%
43,364	Amneal Pharmaceuticals, Inc.(a)	542,917
293	Bright Minds Biosciences, Inc.(a)	20,510
10,985	Phibro Animal Health Corporation, Class A	460,051
		1,023,478
	CHEMICALS - 1.5%
6,716	Intrepid Potash, Inc.(a)	169,915

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CHEMICALS - 1.5% (Continued)
2,244	Materion Corporation	$274,194
		444,109
	COMMERCIAL SUPPORT SERVICES - 7.1%
918	CRA International, Inc.	161,880
27,054	Healthcare Services Group, Inc.(a)	508,074
3,543	Huron Consulting Group, Inc.(a)	583,214
38,165	Quad/Graphics, Inc.	219,067
10,400	Target Hospitality Corporation(a)	81,120
16,099	Viad Corporation(a)	552,679
		2,106,034
	CONSUMER SERVICES - 1.2%
7,334	Carriage Services, Inc.	317,562
4,940	Coursera, Inc.(a)	39,273
		356,835
	ELECTRICAL EQUIPMENT - 6.1%
10,416	Allient, Inc.	561,006
4,139	Itron, Inc.(a)	409,927
330	Kimball Electronics, Inc.(a)	9,537
7,005	nLight, Inc.(a)	246,786
2,743	SPX Technologies, Inc.(a)	589,854
		1,817,110
	ENGINEERING & CONSTRUCTION - 6.0%
4,865	Bowman Consulting Group Ltd.(a)	176,016
629	Comfort Systems USA, Inc.	614,495
7,330	Frontdoor, Inc.(a)	395,307
48,574	Great Lakes Dredge & Dock Corporation(a)	620,290
		1,806,108
	FOOD - 0.2%
701	John B Sanfilippo & Son, Inc.	50,914

	GAS & WATER UTILITIES - 1.4%
6,320	BKV Corporation(a)	174,495
2,968	Southwest Gas Holdings, Inc.	246,493
		420,988

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.4%
61,264	Aveanna Healthcare Holdings, Inc.(a)	$572,205
10,682	Enhabit, Inc.(a)	95,497
45,289	LifeStance Health Group, Inc.(a)	294,379
8,270	Pennant Group, Inc. (The)(a)	229,079
7,482	SI-BONE, Inc.(a)	145,600
		1,336,760
	HOUSEHOLD PRODUCTS - 0.4%
3,655	Central Garden & Pet Company, Class A(a)	113,086

	INDUSTRIAL INTERMEDIATE PROD - 2.6%
4,207	AZZ, Inc.	443,502
6,400	Proto Labs, Inc.(a)	325,248
		768,750
	INDUSTRIAL SUPPORT SERVICES - 1.5%
17,862	Newpark Resources, Inc.(a)	219,881
7,075	Resideo Technologies, Inc.(a)	233,404
		453,285
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,500	Marex Group plc	121,765
1,854	StoneX Group, Inc.(a)	167,991
		289,756
	INSURANCE - 2.7%
1,906	American Coastal Insurance Corporation(a)	22,777
5,000	Hippo Holdings, Inc.(a)	163,900
180	Palomar Holdings, Inc.(a)	22,358
15,518	United Fire Group, Inc.	567,182
836	Universal Insurance Holdings, Inc.	27,697
		803,914
	INTERNET MEDIA & SERVICES - 1.9%
14,278	EverQuote, Inc.(a)	376,796
40,195	Marqeta, Inc., Class A(a)	192,534
		569,330
	LEISURE FACILITIES & SERVICES - 1.3%
21,500	Accel Entertainment, Inc.(a)	220,160

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.3% (Continued)
15,600	Super Group SGHC Ltd.	$168,948
		389,108
	MACHINERY - 3.9%
4,706	Federal Signal Corporation	536,484
3,923	Graham Corporation(a)	225,573
1,471	Watts Water Technologies, Inc., Class A	405,819
		1,167,876
	MEDICAL EQUIPMENT & DEVICES - 1.1%
27,701	Varex Imaging Corporation(a)	320,501

	METALS & MINING - 1.4%
24,875	Hecla Mining Company	418,398

	MULTI ASSET CLASS REIT - 1.4%
19,958	One Liberty Properties, Inc.	415,925

	OIL & GAS PRODUCERS - 1.1%
11,934	Excelerate Energy, Inc., Class A	335,107

	REAL ESTATE SERVICES - 1.8%
31,394	Newmark Group, Inc., Class A	545,628

	RENEWABLE ENERGY - 0.3%
684	EnerSys	97,887

	RETAIL - DISCRETIONARY - 1.7%
3,218	FirstCash Holdings, Inc.	509,763

	SEMICONDUCTORS - 0.8%
4,293	FormFactor, Inc.(a)	236,201

	SOFTWARE - 8.1%
5,730	Adeia, Inc.	70,880
11,700	Appian Corporation, Class A(a)	472,680

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SOFTWARE - 8.1% (Continued)
19,900	Backblaze, Inc., Class A(a)	$94,326
84,241	CS Disco, Inc.(a)	603,166
37,570	EverCommerce, Inc.(a)	326,108
8,027	Intapp, Inc.(a)	346,686
69,332	N-Able, Inc.(a)	499,190
		2,413,036
	SPECIALTY FINANCE - 3.4%
3,293	Atlanticus Holdings Corporation(a)	194,122
1,700	LendingTree, Inc.(a)	96,951
38,585	OppFi, Inc.	381,993
24,725	Paysign, Inc.(a)	128,817
13,637	PRA Group, Inc.(a)	220,919
		1,022,802
	STEEL - 3.1%
1,813	Carpenter Technology Corporation	577,513
5,876	Northwest Pipe Company(a)	344,451
		921,964
	TECHNOLOGY HARDWARE - 3.3%
3,042	Credo Technology Group Holding Ltd.(a)	540,259
6,222	TTM Technologies, Inc.(a)	436,660
		976,919
	TECHNOLOGY SERVICES - 1.2%
2,408	MAXIMUS, Inc.	207,305
14,085	Priority Technology Holdings, Inc.(a)	82,397
13,989	Telos Corporation(a)	80,856
		370,558
	TELECOMMUNICATIONS - 0.2%
4,360	Spok Holdings, Inc.	57,901

	TRANSPORTATION & LOGISTICS - 0.2%
10,121	Pangaea Logistics Solutions Ltd.	71,049

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
5,880	Mission Produce, Inc.(a)	$70,678

	TOTAL COMMON STOCKS (Cost $24,564,674)	29,492,639

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
431,229	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.83% (Cost $431,229)(b)	431,229

	TOTAL INVESTMENTS - 100.1% (Cost $24,995,903)	$29,923,868
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,418)
	NET ASSETS - 100.0%	$29,879,450

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.0%
5,123	General Dynamics Corporation	$1,750,171
3,870	L3Harris Technologies, Inc.	1,078,530
2,457	Lockheed Martin Corporation, Class B	1,124,962
		3,953,663
	ASSET MANAGEMENT - 2.3%
2,965	Blackrock, Inc.	3,105,245

	BANKING - 12.8%
35,946	Bank of America Corporation	1,928,503
13,117	Citigroup, Inc.	1,358,921
13,823	Citizens Financial Group, Inc.	747,824
39,074	Fifth Third Bancorp	1,698,156
19,134	JPMorgan Chase & Company	5,990,472
6,946	PNC Financial Services Group, Inc. (The)	1,324,741
33,154	US Bancorp	1,626,204
25,473	Wells Fargo & Company	2,186,857
		16,861,678
	BEVERAGES - 2.5%
27,098	Coca-Cola Company (The)	1,981,405
9,390	PepsiCo, Inc.	1,396,669
		3,378,074
	BIOTECH & PHARMA - 8.0%
12,630	AbbVie, Inc.	2,875,851
7,600	Gilead Sciences, Inc.	956,384
16,553	Johnson & Johnson	3,425,147
20,234	Merck & Company, Inc.	2,121,130
51,899	Pfizer, Inc.	1,335,880
		10,714,392
	CABLE & SATELLITE - 0.7%
32,830	Comcast Corporation, Class A	876,233

	CHEMICALS - 0.3%
10,404	DuPont de Nemours, Inc.	413,767

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 3.2%
4,979	Parker-Hannifin Corporation	$4,290,404

	ELECTRIC UTILITIES - 3.2%
9,729	American Electric Power Company, Inc.	1,204,158
16,028	Public Service Enterprise Group, Inc.	1,338,659
19,028	Southern Company	1,733,831
		4,276,648
	GAMING REITS - 0.4%
12,029	Gaming and Leisure Properties, Inc.	523,622

	HEALTH CARE FACILITIES & SERVICES - 1.5%
3,933	Cigna Group (The)	1,090,542
2,671	UnitedHealth Group, Inc.	880,816
		1,971,358
	HEALTH CARE REIT - 0.4%
30,407	Healthpeak Properties, Inc.	555,232

	HOUSEHOLD PRODUCTS - 2.3%
20,640	Procter & Gamble Company (The)	3,058,022

	INDUSTRIAL REIT - 1.5%
15,785	Prologis, Inc.	2,028,846

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
20,157	Bank of New York Mellon Corporation (The)	2,259,600

	INSURANCE - 4.9%
7,082	Arthur J. Gallagher & Company	1,753,645
31,757	MetLife, Inc.	2,431,316
20,128	Prudential Financial, Inc.	2,178,856
		6,363,817
	INTERNET MEDIA & SERVICES - 3.4%
8,376	Alphabet, Inc., Class A	2,681,827

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INTERNET MEDIA & SERVICES - 3.4% (Continued)
2,838	Meta Platforms, Inc., Class A	$1,838,882
		4,520,709
	LEISURE FACILITIES & SERVICES - 1.4%
6,089	McDonald’s Corporation	1,898,672

	MACHINERY - 4.8%
6,413	Caterpillar, Inc.	3,692,350
2,947	Deere & Company	1,368,852
12,691	Pentair PLC	1,335,601
		6,396,803
	MEDICAL EQUIPMENT & DEVICES - 3.5%
8,191	Abbott Laboratories	1,055,820
6,356	Becton Dickinson and Company	1,233,191
3,703	Danaher Corporation	839,766
13,829	Medtronic PLC	1,456,609
		4,585,386
	MULTI ASSET CLASS REIT - 0.7%
14,226	WP Carey, Inc.	958,406

	OIL & GAS PRODUCERS - 6.1%
22,869	ConocoPhillips	2,028,252
31,099	Exxon Mobil Corporation	3,604,996
70,417	Kinder Morgan, Inc.	1,923,792
12,691	Ovintiv, Inc.	519,823
		8,076,863
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
12,436	Crown Castle, Inc.	1,135,158

	RETAIL - CONSUMER STAPLES - 2.6%
31,096	Walmart, Inc.	3,436,419

	RETAIL - DISCRETIONARY - 3.5%
7,169	Ferguson Enterprises, Inc.	1,804,222

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 3.5% (Continued)
7,942	Home Depot, Inc. (The)	$2,834,659
		4,638,881
	SEMICONDUCTORS - 3.6%
6,801	Broadcom, Inc.	2,740,531
11,478	QUALCOMM, Inc.	1,929,337
		4,669,868
	SOFTWARE - 2.4%
6,445	Microsoft Corporation	3,171,004

	SPECIALTY FINANCE - 0.6%
14,084	Fidelity National Financial, Inc.	837,012

	SPECIALTY REITS - 1.0%
10,031	Lamar Advertising Company, Class A	1,328,004

	TECHNOLOGY HARDWARE - 2.7%
46,838	Cisco Systems, Inc.	3,603,716

	TECHNOLOGY SERVICES - 3.4%
2,750	Accenture PLC, Class A	687,500
3,606	Automatic Data Processing, Inc.	920,612
3,587	Broadridge Financial Solutions, Inc.	818,159
6,845	International Business Machines Corporation	2,112,230
		4,538,501
	TELECOMMUNICATIONS - 2.9%
71,311	AT&T, Inc.	1,855,512
49,941	Verizon Communications, Inc.	2,053,075
		3,908,587
	TOBACCO & CANNABIS - 3.4%
22,016	Altria Group, Inc.	1,299,164
19,612	Philip Morris International, Inc.	3,088,499
		4,387,663
	TRANSPORTATION & LOGISTICS - 2.5%
40,882	CSX Corporation	1,445,587

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.5% (Continued)
4,765	Norfolk Southern Corporation	$1,391,809
4,934	United Parcel Service, Inc., Class B	472,628
		3,310,024
	TRANSPORTATION EQUIPMENT - 1.4%
3,679	Cummins, Inc.	1,832,068

	TOTAL COMMON STOCKS (Cost $96,172,998)	131,864,345

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
816,679	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.83% (Cost $816,679)(a)	816,679

	TOTAL INVESTMENTS - 100.1% (Cost $96,989,677)	$132,681,024
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(100,955)
	NET ASSETS - 100.0%	$132,580,069

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Zacks All-Cap Core	Zacks Small-Cap
	Fund	Core Fund	Zacks Dividend Fund
ASSETS
Investment securities:
At cost	$19,611,847	$24,995,903	$96,989,677
At fair value	$36,006,730	$29,923,868	$132,681,024
Receivable for fund shares sold	7,700	8,176	801
Dividends and interest receivable	44,824	14,723	231,280
Prepaid expenses	21,978	38,733	66,470
TOTAL ASSETS	36,081,232	29,985,500	132,979,575

LIABILITIES
Investment advisory fees payable	40,497	23,245	143,677
Distribution (12b-1) fees payable	—	8,085	10,944
Payable for Fund shares redeemed	4,774	143	88,230
Payable to related parties	24,538	22,543	59,936
Accrued expenses and other liabilities	46,520	52,034	96,719
TOTAL LIABILITIES	116,329	106,050	399,506
NET ASSETS	$35,964,903	$29,879,450	$132,580,069

Net Assets Consist Of:
Paid in capital	$18,805,967	$24,975,200	$93,235,627
Accumulated earnings	17,158,936	4,904,250	39,344,442
NET ASSETS	$35,964,903	$29,879,450	$132,580,069

Net Asset Value Per Share:
Investor Class Shares:
Net Assets		$13,289,851	$13,878,091
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		397,896	476,575
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)		$33.40	$29.12

Institutional Shares:
Net Assets	$35,964,903	$16,589,599	$118,701,978
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,188,138	482,608	4,128,790
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.27	$34.37	$28.75

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

	Zacks All-Cap	Zacks Small-Cap	Zacks Dividend
	Core Fund	Core Fund	Fund
INVESTMENT INCOME
Dividends	$378,272	$332,838	$3,414,548
Interest	55,895	14,840	59,235
Less: Foreign withholding taxes	—	—	(1,151)
TOTAL INVESTMENT INCOME	434,167	347,678	3,472,632

EXPENSES
Investment advisory fees	254,664	264,443	1,007,169
Distribution (12b-1) fees:
Investor Class	—	32,644	54,859
Administrative services fees	43,148	47,935	152,863
Transfer agent fees	34,840	22,603	69,153
Legal fees	21,970	23,384	109,640
Audit fees	20,345	30,171	25,152
Registration fees	10,512	18,111	24,775
Trustees fees and expenses	9,339	6,418	13,954
Printing and postage expenses	6,065	12,210	13,107
Custodian fees	2,999	4,845	10,582
Compliance officer fees	1,139	8,409	11,395
Insurance expense	1,010	1,010	1,010
Other expenses	2,344	859	2,032
TOTAL EXPENSES	408,375	473,042	1,495,691

Less: Expenses waived by the Advisor	(90,045)	(105,438)	(118,923)

NET EXPENSES	318,330	367,604	1,376,768
NET INVESTMENT INCOME (LOSS)	115,837	(19,926)	2,095,864

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,137,894	117,660	4,635,021
Net change in unrealized appreciation (depreciation) on investments	2,226,712	(580,856)	2,380,512
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,364,606	(463,196)	7,015,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,480,443	$(483,122)	$9,111,397

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$115,837	$100,275
Net realized gain from investments	1,137,894	4,750,800
Net change in unrealized appreciation on investments	2,226,712	5,985,289
Net increase in net assets resulting from operations	3,480,443	10,836,364
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Institutional Class	(3,768,643)	(8,757,374)
Net decrease in net assets resulting from distributions to shareholders	(3,768,643)	(8,757,374)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	8,434,116	9,305,514
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	2,952,043	5,335,116
Payments for shares redeemed:
Institutional Class +	(7,984,524)	(23,732,007)
Net increase (decrease) in net assets resulting from shares of beneficial interest	3,401,635	(9,091,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,113,435	(7,012,387)

NET ASSETS
Beginning of Year	32,851,468	39,863,855
End of Year	$35,964,903	$32,851,468

SHARE ACTIVITY
Institutional Class:
Shares Sold	304,032	352,317
Shares Reinvested	113,409	225,873
Shares Redeemed	(291,049)	(892,742)
Net increase (decrease) in shares of beneficial interest outstanding	126,392	(314,552)

+	Net of redemption fee proceeds received of $10,304 and $50, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income (loss)	$(19,926)	$(44,961)
Net realized gain from investments	117,660	5,095,675
Net change in unrealized appreciation (depreciation) on investments	(580,856)	3,662,295
Net increase (decrease) in net assets resulting from operations	(483,122)	8,713,009
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	(34,107)	—
Institutional Class	(40,418)	—
Total distributions paid:
Investor Class	(2,100,291)	(678,791)
Institutional Class	(2,488,854)	(820,807)
Net decrease in net assets resulting from distributions to shareholders	(4,663,670)	(1,499,598)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	372,415	831,790
Institutional Class	1,451,070	1,723,884
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,055,711	653,208
Institutional Class	2,395,350	790,824
Payments for shares redeemed:
Investor Class +	(2,665,750)	(3,094,375)
Institutional Class ++	(3,788,931)	(4,391,512)
Net decrease in net assets resulting from shares of beneficial interest	(180,135)	(3,486,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,326,927)	3,727,230

NET ASSETS
Beginning of Year	35,206,377	31,479,147
End of Year	$29,879,450	$35,206,377

SHARE ACTIVITY
Investor Class:
Shares Sold	12,243	24,083
Shares Reinvested	67,356	19,764
Shares Redeemed	(88,981)	(89,681)
Net decrease in shares of beneficial interest outstanding	(9,382)	(45,834)

Institutional Class:
Shares Sold	45,851	48,875
Shares Reinvested	76,431	23,460
Shares Redeemed	(121,578)	(124,184)
Net increase (decrease) in shares of beneficial interest outstanding	704	(51,849)

+	Net of redemption fee proceeds received of $148 and $16 respectively.

++	Net of redemption fee proceeds received of $2,002 and $0 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$2,095,864	$2,611,328
Net realized gain from investments	4,635,021	5,476,946
Net change in unrealized appreciation on investments	2,380,512	29,775,168
Net increase in net assets resulting from operations	9,111,397	37,863,442
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(1,173,581)	(1,628,122)
Institutional Class	(4,580,558)	(7,018,927)
Net decrease in net assets resulting from distributions to shareholders	(5,754,139)	(8,647,049)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	19,691,077	5,155,745
Institutional Class	32,982,603	22,657,939
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,145,186	1,583,298
Institutional Class	3,017,692	5,369,351
Payments for shares redeemed:
Investor Class +	(34,864,213)	(14,293,306)
Institutional Class ++	(27,279,937)	(80,677,991)
Net decrease in net assets resulting from shares of beneficial interest	(5,307,592)	(60,204,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,950,334)	(30,988,571)

NET ASSETS
Beginning of Year	134,530,403	165,518,974
End of Year	$132,580,069	$134,530,403

SHARE ACTIVITY
Investor Class:
Shares Sold	749,168	205,284
Shares Reinvested	45,643	67,445
Shares Redeemed	(1,319,679)	(577,794)
Net decrease in shares of beneficial interest outstanding	(524,868)	(305,065)

Institutional Class:
Shares Sold	1,230,853	932,986
Shares Reinvested	122,075	233,876
Shares Redeemed	(1,038,730)	(3,296,425)
Net increase (decrease) in shares of beneficial interest outstanding	314,198	(2,129,563)

+	Net of redemption fee proceeds received of $15,515 and $3,809 respectively.

++	Net of redemption fee proceeds received of $34,140 and $4,878 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$30.94	$28.96	$29.19	$34.17	$28.06
Activity from investment operations:
Net investment income (1)	0.10	0.08	0.15	0.17	0.09
Net realized and unrealized gain (loss) on investments	2.83	8.34	2.72	(3.19)	7.53
Total from investment operations	2.93	8.42	2.87	(3.02)	7.62
Less distributions from:
Net investment income	(0.09)	(0.18)	(0.19)	(0.08)	(0.17)
Net realized gains	(3.51)	(6.26)	(2.91)	(1.88)	(1.34)
Total distributions	(3.60)	(6.44)	(3.10)	(1.96)	(1.51)
Paid-in-Capital From Redemption Fees (1)(3)	—	—	—	—	(0.00)
Net asset value, end of year	$30.27	$30.94	$28.96	$29.19	$34.17
Total return (2)	11.36%	35.97%	11.24%	(9.43)%	28.54%
Net assets, at end of year(000s)	$35,965	$32,851	$39,864	$52,589	$68,944
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.28%	1.47%	1.35%	1.14%	1.14%
After fees waived/recaptured	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	0.08%	(0.17)%	0.21%	0.43%	0.14%
After fees waived/recaptured	0.36%	0.30%	0.56%	0.57%	0.28%
Portfolio Turnover Rate	18%	15%	35%	27%	25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$39.12	$31.57	$31.59	$33.36	$24.48
Activity from investment operations:
Net investment income (loss) (1)	(0.06)	(0.09)	(0.04)	0.15	0.01
Net realized and unrealized gain (loss) on investments	(0.38)	9.16	0.17	(1.13)	8.87
Total from investment operations	(0.44)	9.07	0.13	(0.98)	8.88
Less distributions from:
Net investment income	—	—	(0.15)	(0.01)	—
Return of capital	(0.08)	—	—	—	—
Net realized gains	(5.20)	(1.52)	—	(0.78)	—
Total distributions	(5.28)	(1.52)	(0.15)	(0.79)	—
Paid-in-Capital From Redemption Fees (1)	— (3)	— (3)	— (3)	—	— (3)
Net asset value, end of year	$33.40	$39.12	$31.57	$31.59	$33.36
Total return (2)	0.15%	29.63%	0.42%	(3.01)%	36.23%
Net assets, at end of year(000s)	$13,290	$15,931	$14,306	$16,199	$23,092
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.75%	1.71%	1.89%	1.67%	1.61%
After fees waived/recaptured	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.57)%	(0.59)%	(0.64)%	0.20%	(0.17)%
After fees waived/recaptured	(0.21)%	(0.27)%	(0.14)%	0.48%	0.05%
Portfolio Turnover Rate	107%	135%	100%	94%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$40.00	$32.18	$32.20	$34.03	$24.91
Activity from investment operations:
Net investment income (loss) (1)	0.01 (4)	(0.01)	0.04	0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.36)	9.35	0.18	(1.15)	9.03
Total from investment operations	(0.35)	9.34	0.22	(0.92)	9.12
Less distributions from:
Net investment income	—	—	(0.24)	(0.13)	—
Return of capital	(0.08)	—	—	—	—
Net realized gains	(5.20)	(1.52)	—	(0.78)	—
Total distributions	(5.28)	(1.52)	(0.24)	(0.91)	—
Paid-in-Capital From Redemption Fees (1)	—	—	— (3)	(0.00)	— (3)
Net asset value, end of year	$34.37	$40.00	$32.18	$32.20	$34.03
Total return (2)	0.43%	29.92%	0.70%	(2.77)%	36.57%
Net assets, at end of year(000s)	$16,590	$19,275	$17,174	$21,595	$25,809
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.50%	1.46%	1.64%	1.42%	1.36%
After fees waived/recaptured	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.31)%	(0.35)%	(0.39)%	0.45%	0.08%
After fees waived/recaptured	0.04%	(0.02)%	0.11%	0.73%	0.03%
Portfolio Turnover Rate	107%	135%	100%	94%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$28.23	$23.11	$25.38	$24.72	$21.00
Activity from investment operations:
Net investment income (loss) (1)	0.40	0.41	0.48	0.45	0.37
Net realized and unrealized gain (loss) on investments	1.67	6.03	(1.26)	1.16	3.85
Total from investment operations	2.07	6.44	(0.78)	1.61	4.22
Less distributions from:
Net investment income	(0.39)	(0.41)	(0.46)	(0.38)	(0.37)
Net realized gains	(0.79)	(0.91)	(1.09)	(0.71)	(0.13)
Total distributions	(1.18)	(1.32)	(1.55)	(1.09)	(0.50)
Paid-in-Capital From Redemption Fees (1)	— (3)	— (3)	0.06	0.14	— (3)
Net asset value, end of year	$29.12	$28.23	$23.11	$25.38	$24.72
Total return (2)	8.02%	29.05%	(2.88)%	7.26%	20.35%
Net assets, at end of year(000s)	$13,878	$28,275	$30,199	$17,993	$82,818
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.39%	1.31%	1.32%	1.27%	1.30%
After fees waived/recaptured	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.40%	1.63%	2.07%	1.85%	1.57%
After fees waived/recaptured	1.49%	1.65%	2.09%	1.82%	1.57%
Portfolio Turnover Rate	17%	11%	43%	27%	17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$27.86	$22.77	$25.10	$24.71	$20.99
Activity from investment operations:
Net investment income (loss) (1)	0.45	0.47	53 0.	0.50	0.44
Net realized and unrealized gain (loss) on investments	1.64	5.93	(1.25)	1.08	3.84
Total from investment operations	2.09	6.40	(0.72)	1.58	4.28
Less distributions from:
Net investment income	(0.41)	(0.40)	(0.52)	(0.48)	(0.43)
Net realized gains	(0.79)	(0.91)	(1.09)	(0.71)	(0.13)
Total distributions	(1.20)	(1.31)	(1.61)	(1.19)	(0.56)
Paid-in-Capital From Redemption Fees (1)(3)	—	—	—	—	—
Net asset value, end of year	$28.75	$27.86	$22.77	$25.10	$24.71
Total return (2)	8.21%	29.36%	(2.89)%	6.59%	20.65%
Net assets, at end of year(000s)	$118,702	$106,256	$135,320	$173,316	$71,403
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.15%	1.06%	1.07%	1.02%	1.05%
After fees waived/recaptured	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.61%	1.90%	2.32%	2.10%	1.82%
After fees waived/recaptured	1.70%	1.91%	2.34%	2.07%	1.82%
Portfolio Turnover Rate	17%	11%	43%	27%	17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	ORGANIZATION

The Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Zacks Trust (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund was treated as a separate series (the “Predecessor Funds”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust.

The Predecessor Funds were reorganized on January 26, 2024, each from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Reorganization”). As a series of Zacks Trust, the Funds are a continuation of the identically-named predecessor fund managed by Zacks Investment Management, Inc. (the “Advisor”) that was a series of Investment Managers Series Trust. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager.

The Plan provided for each Predecessor Fund to transfer all of its assets to the corresponding Zacks Fund in return for shares of the Zacks Fund and the Zacks Fund’s assumption of the Predecessor Fund’s liabilities. The Reorganization was designed so as not to result in the recognition of gain or loss by a Predecessor Fund or its shareholders for federal tax purposes. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Zacks Investment Management bore the costs related to the Reorganization.

The All-Cap Core Fund’s investment objectives are to primarily to seek capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s investment objective is to seek capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The Dividend Fund’s investment objectives are primarily to seek capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

amortized cost, which approximates fair value. Investments in open-end investment non-exchange traded companies are valued at net asset value (“NAV”).

The Funds each may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the “Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for each Fund’s assets measured at fair value:

All-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,400,538	$—	$—	$35,400,538
Short-Term Investment	606,192	—	—	606,192
Total	$36,006,730	$—	$—	$36,006,730

Small-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,492,639	$—	$—	$29,492,639
Short-Term Investment	431,229	—	—	431,229
Total	$29,923,868	$—	$—	$29,923,868

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Dividend Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$131,864,345	$—	$—	$131,864,345
Short-Term Investment	816,679	—	—	816,679
Total	$132,681,024	$—	$—	$132,681,024

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually, except for the Dividend Fund, which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years November 30, 2022 through November 30, 2024, or expected to be taken in the Funds’ November 30, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sale Proceeds
All-Cap Core Fund	$7,249,555	$5,589,142
Small-Cap Core Fund	31,342,945	35,993,318
Dividend Fund	21,690,789	31,538,808

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as the investment advisor to the Funds. Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the average daily net assets of each of the All-Cap Core Fund and the Dividend Fund and 0.90% of the average daily net assets of the Small-Cap Core Fund. For the year ended November 30, 2025, the Advisor earned investment advisory fees of $254,664, $264,443 and $1,007,169 for the All-Cap Core Fund, Small-Cap Core Fund and the Dividend Fund, respectively.

Pursuant to an Operating Expenses Limitation Agreement (the "Waiver Agreement"), the Advisor has agreed until at least April 1, 2026 to waive a portion of its advisory fees and reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Fund	Investor Class	Institutional Class
All-Cap Core Fund	N/A	1.00%
Small-Cap Core Fund	1.39%	1.14%
Dividend Fund	1.30%	1.05%

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. For the year ended November 30, 2025 the Advisor waived fees/reimbursed expenses of $90,045, $105,438, and $118,923 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively.

The expenses subject to recapture for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund will expire on November 30 of the years indicated below:

	2026	2027	2028	Total
All-Cap Core Fund	$162,395	$156,355	$90,045	$408,795
Small-Cap Core Fund	176,172	108,583	105,438	390,193
Dividend Fund	32,292	16,585	118,923	167,800

Northern Lights Distributors, LLC, (the “Distributor”) - The Distributor is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Trust, on behalf of the Funds, has adopted the Trust's Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class for each of the Small-Cap Core Fund and the Dividend Fund and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds' shareholder accounts not otherwise required to be provided by the Advisor. Institutional Class shares do not pay any distribution fees. During the year ended November 30, 2025, pursuant to the Plan, distribution fees for Investor Class shares were as follows:

Fund	Investor Class
All-Cap Core Fund	N/A
Small-Cap Core Fund	$32,644
Dividend Fund	54,859

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2025, and November 30, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2025	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$184,804	$3,583,839	$—	$3,768,643
Small-Cap Core Fund	1,185,275	3,403,870	74,525	4,663,670
Dividend Fund	3,074,920	2,679,219	—	5,754,139

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2024	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$255,196	$8,502,178	$—	$8,757,374
Small-Cap Core Fund	661,950	837,648	—	1,499,598
Dividend Fund	1,494,498	7,152,551	—	8,647,049

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
All-Cap Core Fund	$197,801	$598,843	$—	$—	$—	$16,362,292	$17,158,936
Small-Cap Core Fund	—	—	(2,893)	—	—	4,907,143	4,904,250
Dividend Fund	2,185,939	2,518,441	—	—	—	34,640,062	39,344,442

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign income companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Zacks Small Cap Core Fund incurred and elected to defer such late year losses of $2,893.

During the fiscal period ended November 30, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to equalization credits, and net operating losses resulted in reclassifications for the Funds for the fiscal year ended November 30, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
All-Cap Core Fund	$114,308	$(114,308)
Small-Cap Core Fund	(1,863)	1,863
Dividend Fund	995,049	(995,049)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
All-Cap Core Fund	$19,644,438	$16,610,247	$(247,955)	$16,362,292
Small-Cap Core Fund	25,016,725	5,731,521	(824,378)	4,907,143
Dividend Fund	98,040,962	39,511,127	(4,871,065)	34,640,062

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended November 30, 2025 and for the year ended November 30, 2024, redemption fees were as follows:

	November 30, 2025	November 30, 2024
All-Cap Core Fund	$10,304	$50
Small-Cap Core Fund	2,150	16
Dividend Fund	49,655	8,687

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of November 30, 2025, LPL Financial owned 42.9% and 33.1% of the All-Cap Core Fund and Small-Cap Core Fund, respectively. As of November 30, 2025, Charles Schwab and National Financial Services LLC owned 36.5% and 45.6%, respectively, of the Dividend Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zacks Funds and
Board of Trustees of Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Funds”), each a series of Zacks Trust, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended November 30, 2023, and prior, were audited by other auditors whose report dated January 26, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Zacks Investment Management, Inc. investment companies since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2026

ADDITIONAL INFORMATION (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSFUNDS-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/06/26

By (Signature and Title)

/s/ Donald Ralph

     Donald Ralph, Principal Financial Officer/Treasurer

Date	2/06/26